SIGNIFICANT ACCOUNTING POLICIES - Net revenues and Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Total net revenues	$ 182,283	$ 156,498	$ 140,803
Contract liabilities
Prepayments from customers, current portion	5,904	6,647
Prepayments from customers, non-current portion	2,508	3,582
Deferred revenue, current portion	31,993	29,578
Deferred revenue, non-current portion	5,531	6,915
Revenue recognized related to contract liabilities that existed in previous year	29,000	31,000
Contract asset recorded	0	0
Services
Net revenues
Total net revenues	166,183	139,216	122,869
Tuition fees from kindergartens, play-and-learn centers and student care centers
Net revenues
Total net revenues	147,417	117,080	100,745
Franchise fees
Net revenues
Total net revenues	12,269	14,365	13,537
Training and other services
Net revenues
Total net revenues	6,156	7,161	7,703
Royalty fees
Net revenues
Total net revenues	341	610	884
Products
Net revenues
Total net revenues	16,100	17,282	17,934
Sale of educational merchandise
Net revenues
Total net revenues	16,100	17,282	17,934
PRC
Net revenues
Total net revenues	163,210	156,498	140,803
Singapore
Net revenues
Total net revenues	19,073
Kindergartens | PRC
Net revenues
Total net revenues	131,427	124,175	105,679
Play-and-learn centers | PRC
Net revenues
Total net revenues	24,901	26,777	29,871
Singapore kindergartens, student care centers and others | Singapore
Net revenues
Total net revenues	19,073	0	0
Others
Net revenues
Total net revenues	$ 6,882	$ 5,546	$ 5,253